Income Taxes - Income Tax Rate Reconciliation (Details) - CAD ($) $ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jul. 01, 2017	Jun. 30, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net income (loss) before tax		$ (3,555.4)	$ (23.6)
Statutory income tax rate		27.00%	26.85%	27.00%
Expected provision for income taxes		$ (960.0)	$ (6.3)
Effect of change in corporate tax rates		0.0	106.9
Effect of tax rates in foreign jurisdictions		13.9	22.9
Effect of restricted share bonus plan		1.8	(2.7)
Effect of change in recognition of deferred tax assets		(1.1)	(14.7)
Effect of non-taxable capital (gains) losses		0.6	(1.1)
Non-deductible disposition of goodwill		2.1	0.0
Other		4.2	(4.6)
Income tax recovery		$ (938.5)	$ 100.4
Corporate tax rate					11.50%	12.00%
Non-adjusting events after reporting period
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate tax rate	12.00%
U.S. Tax Cuts and Jobs Act of 2017, change in tax rate, income tax expense	$ 107.5